Derivatives and Hedge Accounting Activities (Fair Value of Derivatives) (Parenthetical) (Detail) - USD ($) $ in Millions		Mar. 31, 2019	Dec. 31, 2018
Derivatives, Fair Value [Line Items]
Derivative asset		$ 173	$ 294
Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative asset	[1]	96	223
Dominion Energy Gas Holdings, LLC
Derivatives, Fair Value [Line Items]
Derivative asset		13	31
Dominion Energy Gas Holdings, LLC | Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative asset	[2]		5
Dominion Energy Gas Holdings, LLC | Other Current Assets [Member] | Discontinued Operations [Member]
Derivatives, Fair Value [Line Items]
Derivative asset		$ 2	$ 2

[1]	Current derivative assets are presented in other current assets in Dominion Energy’s Consolidated Balance Sheets.
[2]	Current derivative assets include $2 million in other current assets, with the remainder recorded in current assets of discontinued operations in Dominion Energy Gas’ Consolidated Balance Sheets.